Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 4,493,572	$ 7,506,551	$ 6,443,357
Cost of goods sold		(3,967,026)	(5,831,949)	(5,464,591)
Cost of goods sold – idle capacity		(396,744)	(362,894)	(345,424)
Gross profit		129,802	1,311,708	633,342
Selling and marketing		(281,294)	(1,102,778)	(59,841)
General and administrative		(14,757,294)	(3,403,903)	(4,440,314)
Research and development		(1,650,938)	(649,753)
Impairment loss of property, plant and equipment		(2,746,026)
Finance costs		(47,284)	(25,834)	(26,935)
Loss from operations		(19,353,034)	(3,870,560)	(3,893,748)
Other income
Interest income		7,920	83,377	244,840
Foreign exchange gain		28,400	40,546	47,237
Other (expense) income, net		(4,871)	139,564	156,390
Total other income, net		31,449	263,487	448,467
Loss before provision for income taxes		(19,321,585)	(3,607,073)	(3,445,281)
Provision for income taxes		(25,854)	(83,214)	(56,237)
Net loss		(19,347,439)	(3,690,287)	(3,501,518)
Other comprehensive loss
Net loss		(19,347,439)	(3,690,287)	(3,501,518)
Foreign currency translation adjustments		105,032	(74,040)	(214,916)
Comprehensive loss		$ (19,242,407)	$ (3,764,327)	$ (3,716,434)
Weighted average number of ordinary shares outstanding *
Weighted average number of ordinary shares outstanding, Basic	[1]	2,036,647	1,806,000	1,806,000
Weighted average number of ordinary shares outstanding, Diluted	[1]	2,036,647	1,806,000	1,806,000
LOSS PER SHARE - BASIC	[1]	$ (9.50)	$ (2.04)	$ (1.94)
LOSS PER SHARE - DILUTED	[1]	$ (9.50)	$ (2.04)	$ (1.94)

[1]	The share information is presented on a retrospective basis to reflect share consolidation. (Note 1)